Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Advertising and marketing revenues	1,530,211	1,486,155	1,980,795
Value-added services revenues	236,703	203,776	276,288
Total revenues	1,766,914	1,689,931	2,257,083